Exchanged/Held-For-Exchange Animal Health Business - Summary of Basic and Diluted Earnings Per Share for Held-for-Exchange Animal Health Business (Detail) - EUR (€)
€ / shares in Units, € in Millions, shares in Millions
12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of Earnings Per Share for Held for Exchange Animal Health Business [Line Items]
Net income/(loss) of the exchanged/held-for-exchangeAnimal Health business	[1],[2]	€ 4,643	€ 314	€ (124)	[3]
Average number of shares outstanding	[2]	1,256.9	1,286.6	1,306.2	[3]
Average number of shares after dilution	[2]	1,266.8	1,296.0	1,320.7	[3]
Basic earnings per share	[2]	€ 6.71	€ 3.66	€ 3.28	[3]
Diluted earnings per share	[2]	€ 6.66	€ 3.63	€ 3.25	[3]
Animal Health Business [Member]
Disclosure of Earnings Per Share for Held for Exchange Animal Health Business [Line Items]
Net income/(loss) of the exchanged/held-for-exchangeAnimal Health business		€ 4,643	€ 314	€ (124)
Basic earnings per share		€ 3.69	€ 0.24	€ (0.10)
Diluted earnings per share		€ 3.67	€ 0.24	€ (0.09)

[1]	For 2015 and 2016, cash flows of the Animal Health business are presented separately in accordance with IFRS 5 (Non-Current Assets Held for Sale and Discontinued Operations). For 2017, all of the cash flows generated from the exchange of the Animal Health business for the Consumer Healthcare business of Boehringer Ingelheim (BI) are described in note (i) below.
[2]	The results of the Animal Health business, and the gain on the divestment of that business, are presented separately in accordance with IFRS 5 (Non-Current Assets Held for Sale and Discontinued Operations); see Notes D.1. and D.36.
[3]	Following a change in accounting presentation in 2016, VaxServe sales of non-Sanofi products are included in Other revenues. The presentation of 2015 Net sales and Other revenues has been amended accordingly (see Note B.13.).